Interest Rate Swap (Details) (USD $)	12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 24, 2010 Interest Rate Swap Not Designated as Hedging Instrument Rabobank	Oct. 16, 2007 Interest Rate Swap Not Designated as Hedging Instrument Wachovia	Dec. 31, 2012 LIBOR Interest Rate Swap Not Designated as Hedging Instrument Rabobank	Dec. 31, 2011 LIBOR Interest Rate Swap Not Designated as Hedging Instrument Rabobank	Dec. 31, 2010 LIBOR Interest Rate Swap Not Designated as Hedging Instrument Rabobank	Dec. 31, 2010 LIBOR Interest Rate Swap Not Designated as Hedging Instrument Wachovia	Dec. 31, 2010 LIBOR Interest Rate Swap Not Designated as Hedging Instrument CoBank	Jan. 23, 2009 LIBOR Interest Rate Swap Not Designated as Hedging Instrument CoBank
Derivative [Line Items]
Noncash gain (loss) on interest rate swap	$ 847,743	$ 531,512	$ 2,271,093			$ 847,743	$ 531,512	$ 2,271,093	$ 3,680,341	$ 98,940
Net payments on interest rate swap						(971,259)	(971,009)	(4,065,220)	(3,720,244)	(102,242)
Loss on interest rate swap						$ (123,516)	$ (439,497)	$ (1,794,127)	$ (39,903)	$ (3,302)
Fixed rate on interest rate swap				2.085%	4.905%						1.14%